Offerings - Offering: 1	Jan. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered	500,000,000
Proposed Maximum Offering Price per Unit	0.0023
Maximum Aggregate Offering Price	$ 1,150,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.82
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2026 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of shares of outstanding common stock.